FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - Itaipu financial assets (Details) - ITAIPU - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Accounts Receivable	R$ 3,074,190	R$ 3,355,804
Right of Reimbursement	2,248,043	2,003,493
Energy Suppliers - Itaipu	(3,028,920)	(2,985,619)
Reimbursement obligations	2,996,427	3,173,079
Total Assets / Current Liabilities	(703,114)	(799,401)
Accounts Receivable	922,703	1,216,926
Right of Reimbursement	3,479,337	4,553,380
Reimbursement obligations	(2,496,433)	(3,167,188)
Total Assets/Non-Current Liabilities	1,905,607	2,603,118
Total	R$ 1,202,493	R$ 1,803,717